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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06567

Invesco Municipal Opportunity Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco Municipal Opportunity Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	VK-CE-MOPP-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–167.12%(a)

Alabama–1.92%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/39	$1,580	$1,754,037
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/44	1,580	1,750,103
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/39	3,250	3,462,583
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	3,350	3,800,474
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (b)(c)	5.00%	01/01/36	1,815	2,023,689
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,600	1,605,456
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	5	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,050	3,597,353
				17,993,695

Alaska–0.70%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	5,730	6,515,640

Arizona–4.37%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (b)	5.00%	03/01/41	435	473,933
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/39	2,015	2,183,817
Series 2014, Ref. RB	5.00%	12/01/42	2,735	2,968,650
Arizona (State of) Transportation Board; Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/18	2,005	2,239,545
Series 2008 B, Highway RB (d)(e)	5.00%	07/01/18	610	681,358
Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/18	3,925	4,384,147
Series 2011 A, Ref. Sub. Highway RB (c)	5.00%	07/01/36	4,095	4,591,150
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB (d)(e)	5.00%	12/01/15	1,155	1,182,374
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	750	820,575
Series 2010, RB	5.13%	05/15/40	1,500	1,650,690
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	2,775	2,933,230
Navajo County Pollution Control Corp.; Series 2009 E, PCR (e)	5.75%	06/01/16	950	997,016
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/29	735	691,459
Series 2009, Education RB	7.00%	01/01/39	835	760,034
Series 2009, Education RB	7.13%	01/01/45	790	721,080
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/34	630	711,572
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,870	4,138,539
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (g)	6.55%	12/01/37	2,865	2,922,099
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	550	607,750
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/28	2,680	3,021,539
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/29	2,015	2,264,598
				40,945,155

Arkansas–0.16%

Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/42	1,420	1,530,788

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–17.29%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(h)	0.00%	09/01/20	$2,630	$2,346,118
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/29	160	160,205
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/18	5,905	6,574,155
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/28	1,050	696,108
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (c)	5.00%	12/01/24	1,200	1,341,960
Series 2008 AE, Water System RB (c)	5.00%	12/01/25	1,450	1,619,955
Series 2008 AE, Water System RB (c)	5.00%	12/01/26	1,450	1,618,795
Series 2008 AE, Water System RB (c)	5.00%	12/01/27	900	1,003,635
Series 2008 AE, Water System RB (c)	5.00%	12/01/28	1,450	1,622,666
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,400	1,608,096
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (g)	5.30%	08/01/23	2,405	2,470,849
Series 2008 K, Home Mortgage RB (g)	5.45%	08/01/28	5,700	5,800,776
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/27	1,740	1,920,925
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/30	2,025	2,182,525
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/37	4,445	4,722,501
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (g)	5.00%	07/01/27	2,500	2,535,275
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,009,500
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,260	1,319,724
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,750	1,992,392
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/44	1,080	1,160,676
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM) (b)	5.25%	10/01/19	105	105,429
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,575	1,815,487
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/19	910	1,059,586
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/19	1,590	1,851,364
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	5,090	5,934,380
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,300	2,596,953
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	730	845,347
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	3,430	3,824,244
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,665	5,346,696
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	1,000	1,177,010
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,007,400
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS-AMBAC) (b)	5.00%	06/01/36	2,000	2,079,020
Coachella (City of) Redevelopment Agency (Merged Project Areas); Series 2006 A, Sub. Tax Allocation RB (INS-AMBAC) (b)	5.25%	09/01/36	3,390	3,446,172
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	595	614,849
Desert Community College District (Election of 2004); Series 2007 B, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	08/01/32	500	539,265
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	5,795	6,648,951
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM) (b)(h)	0.00%	01/15/34	5,235	2,311,305
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	5,720	5,564,759
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	7,000	5,855,990
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	1,725	1,944,058
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/40	3,000	3,297,300

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (b)	5.00%	06/01/31	$1,000	$1,033,820
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/37	1,000	1,123,440
Series 2012-B, Waterworks RB (c)	5.00%	07/01/43	6,500	7,257,575
Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS-AGM) (b)	5.50%	10/01/18	865	928,197
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/18	110	119,066
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,450	1,597,755
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,750	3,037,375
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	525	585,428
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	8,460	9,553,455
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2010 F, Second Series RB	5.00%	05/01/40	1,000	1,081,630
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/25	1,210	1,366,078
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/26	2,420	2,710,061
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	5,250	5,917,590
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,800	4,317,560
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	870	976,087
Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (b)	5.00%	07/01/35	1,000	1,004,190
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/29	1,950	2,274,812
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,300	3,653,067
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(h)	0.00%	08/01/25	1,485	1,048,351
Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(h)	0.00%	08/01/26	1,350	908,753
West Sacramento (City of) Financing Authority; Series 2006 A, Special Tax RB (INS-SGI) (b)	5.00%	09/01/26	2,500	2,746,775
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/32	4,650	2,178,339
				161,991,805

Colorado–5.02%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (c)	5.00%	03/01/41	3,500	3,866,415
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS-SGI) (b)	5.50%	05/01/36	5,000	5,017,650
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (b)	5.00%	06/01/37	2,500	2,566,150
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	1,500	1,612,200
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/36	7,400	7,838,598
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/35	2,790	2,842,926
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/35	3,000	3,504,690
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	420	419,236
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	650	633,867
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	1,500	1,710,435
Series 2010, Private Activity RB	6.00%	01/15/41	700	796,775
Series 2010, Private Activity RB	6.50%	01/15/30	1,850	2,175,248
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	2,500	2,794,775
Series 2013 A, Sub. Airport System RB (g)	5.25%	11/15/43	3,000	3,280,410
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/30	2,000	2,050,740
Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/35	1,400	1,432,564
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	840	854,944

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	$1,500	$1,512,450
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	2,110	2,123,926
				47,033,999

Connecticut–0.53%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(g)	6.60%	07/01/24	3,800	3,812,768
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (g)	5.50%	04/01/21	1,000	1,136,850
				4,949,618

District of Columbia–3.23%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,660	2,716,818
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (d)(e)	6.38%	10/01/19	3,115	3,776,065
Series 2009, Hospital RB (d)(e)	6.50%	10/01/19	1,990	2,422,765
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/17	8,000	8,865,440
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/29	1,225	1,349,668
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/34	2,350	2,577,551
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/31	3,000	3,067,230
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/26	380	420,660
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/27	380	419,239
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/28	760	834,472
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	3,625	3,801,828
				30,251,736

Florida–13.25%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	1,020,760
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinics); Series 2014, RB	5.00%	12/01/44	1,085	1,169,652
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,185,560
Brevard (County of) Health Facilities Authority (Health First, Inc.); Series 2014, Ref. RB	5.00%	04/01/39	3,500	3,762,290
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (b)	5.00%	04/01/31	2,000	2,030,480
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	4,125	4,621,402
Series 2013 C, Airport System RB	5.25%	10/01/38	3,000	3,342,270
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (b)	5.00%	10/01/41	870	957,696
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,970	3,216,896
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/35	1,650	1,931,506
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/20	1,645	1,647,484
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,800	2,059,614
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	400	422,432
Florida (State of) Board of Education; Series 2007 B, Lottery RB (INS-BHAC) (b)	5.00%	07/01/27	6,000	6,552,000
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/26	2,540	2,777,033
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/27	2,580	2,817,360
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/28	2,805	3,056,328
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/32	2,500	2,708,900
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/27	1,080	1,244,128
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.38%	10/01/33	1,500	1,656,660
Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.50%	10/01/38	3,325	3,681,074

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/39	$4,000	$4,388,320
Lakeland (City of) (Lakeland Regional Health Systems); Series 2015, Hospital System RB	5.00%	11/15/40	1,935	2,075,887
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	1,895	2,044,724
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/44	1,180	1,271,686
Miami-Dade (County of) (Florida Public Improvement); Series 1988 DD, Unlimited Tax GO Bonds (INS-AMBAC) (b)	7.75%	10/01/15	830	850,567
Miami-Dade (County of) (Miami International Airport); Series 2005, Aviation RB (INS-AGC) (b)(g)	5.00%	10/01/38	790	799,069
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/25	650	730,691
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (b)	5.50%	04/01/38	1,370	1,422,444
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	5,000	5,409,900
Series 2010 A, Ref. Toll System RB (INS-AGM) (b)	5.00%	07/01/35	720	798,336
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	360	417,352
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	825	951,902
Miami-Dade (County of); Series 2010, Water & Sewer System RB (INS-AGC) (b)	5.00%	10/01/39	1,000	1,123,870
Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/28	1,500	1,679,355
Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/30	1,080	1,197,785
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/28	1,000	1,128,890
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,450	1,613,429
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	2,295	2,542,630
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/35	2,450	2,714,355
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/35	160	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	160	160,083
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	205	202,653
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/17	1,400	1,568,154
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/23	4,150	4,847,159
Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/23	600	700,794
Series 2011, Ref. RB (c)	5.00%	10/01/31	4,650	5,318,019
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(e)	5.35%	05/01/18	5,000	5,550,900
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	490	318,529
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.75%	10/01/22	1,000	1,071,930
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,000	943,110
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (c)	5.00%	08/15/32	7,510	7,921,097
Series 2007, Hospital RB (c)	5.00%	08/15/42	4,000	4,198,680
Series 2007, Hospital RB	5.00%	08/15/42	4,000	4,198,680
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (j)	1.34%	01/01/49	750	262,523
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/49	278	3
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,050	816,585
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.13%	07/01/34	1,000	1,083,710
				124,185,328

Georgia–3.43%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	325	380,939
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	585	685,690
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	265	308,182

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Atlanta (City of); Series 1999 A, Water & Wastewater RB (INS-NATL) (b)	5.50%	11/01/22	$3,000	$3,645,390
Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,675	1,850,557
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/19	1,600	1,917,392
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/19	1,750	2,097,147
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/19	1,600	1,917,392
Series 2010 A, General Airport RB (INS-AGM) (b)	5.00%	01/01/35	2,000	2,236,640
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,340	1,481,826
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/20	4,800	5,343,216
Georgia (State of) Road & Tollway Authority; Series 2003, RB	5.00%	10/01/23	3,000	3,011,940
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (b)	5.00%	07/01/34	660	709,309
Newton (County of) Industrial Development Authority (GPC Foundation Real Estate Newton, LLC Academic Building - Newton Campus); Series 2005, RB (INS-AGC) (b)	5.00%	06/01/34	2,000	2,073,160
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (c)	5.00%	09/01/29	3,200	3,654,944
Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	5.00%	10/01/32	250	269,520
Series 2012 A, RB	5.25%	10/01/27	455	508,112
				32,091,356

Hawaii–1.67%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.63%	07/01/30	1,000	1,136,650
Series 2010 B, Special Purpose RB	5.75%	07/01/40	370	418,052
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	3,000	3,393,450
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,525	3,818,456
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/34	5,000	5,753,200
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,125,790
				15,645,598

Idaho–0.75%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,155,710
Series 2008 A, RB	6.75%	11/01/37	1,400	1,608,852
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	920	956,395
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (b)	5.25%	07/15/24	1,240	1,370,374
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/21	1,695	1,963,217
				7,054,548

Illinois–21.93%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,750	1,783,285
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	945	1,032,696
Series 2013, Industrial Project RB	5.50%	11/01/42	1,050	1,132,341
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (g)	5.50%	01/01/31	4,000	4,458,480
Series 2014 A, Ref. Second Lien RB (g)	5.00%	01/01/41	1,575	1,659,200
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/24	10,900	11,198,769
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/25	10,000	10,271,100
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/26	3,855	3,959,046
Series 2005 A, Third Lien General Airport RB (INS-NATL) (b)	5.25%	01/01/26	4,000	4,107,960
Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/33	1,400	1,503,586
Series 2012 B, Ref. Passenger Facility Charge RB (g)	5.00%	01/01/30	4,320	4,588,445
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	3,150	3,542,711

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	12/01/27	$4,525	$4,585,907
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	6,750	6,840,855
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	2,830	2,525,407
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	6,900	7,316,760
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	4,735	4,957,498
Chicago (City of); Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.50%	01/01/18	700	728,175
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/37	860	858,873
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/40	535	533,539
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/37	2,650	2,652,279
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/42	425	422,042
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/24	1,000	1,038,150
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/25	3,875	3,998,651
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/21	445	477,943
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/21	875	939,776
Series 2011 A, Sales Tax RB	5.25%	01/01/38	2,400	2,523,888
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	4,085	4,207,223
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,485	2,540,838
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (b)	5.00%	01/01/31	1,400	1,482,082
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	1,105	1,153,045
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/33	2,300	2,416,771
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS-AGM) (b)	8.10%	12/01/15	285	295,622
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,098,960
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/42	1,810	1,893,821
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB (d)(e)	5.75%	05/15/17	880	964,110
Series 2007, Ref. RB	5.75%	05/15/26	1,420	1,463,693
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,850	2,080,566
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	625	660,781
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	1,060,530
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (c)	5.38%	08/15/24	3,070	3,463,666
Series 2009 A, RB (c)	5.75%	08/15/30	1,900	2,178,027
Series 2009 B, RB	5.00%	08/15/16	380	400,357
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,874,985
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,990	1,253,700
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (b)	5.50%	05/15/24	6,000	6,612,180
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,650	1,916,459
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,019,780
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/18	2,845	3,407,769
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/17	7,500	8,231,775
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	1,105	1,214,318
Series 2010 A, Ref. RB	6.00%	08/15/38	2,750	3,049,200
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	1,530	1,708,046
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	4,080	4,538,755
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (g)	5.05%	08/01/29	1,335	1,358,589
Illinois (State of) Finance Authority; Series 2009, RB	6.13%	05/15/25	20	23,697
Series 2009, RB	6.13%	05/15/25	755	849,073

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	$2,750	$2,922,508
Series 2012 A, RB	5.00%	06/15/42	1,500	1,556,745
Series 2012 B, RB	5.00%	12/15/28	1,110	1,206,859
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/31	1,530	1,707,113
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/32	1,395	1,550,835
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	4,625	5,048,280
Series 2014 C, RB	5.00%	01/01/39	6,240	6,921,533
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	3,025	3,340,235
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	1,415	1,456,672
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	3,520	3,590,963
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/34	1,650	1,710,341
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/41	3,900	4,242,654
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	6,030	7,014,156
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/17	5,000	5,488,950
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (g)	7.00%	12/01/42	665	697,266
				205,510,890

Indiana–4.57%

East Chicago Elementary School Building Corp.; Series 1996, Ref. First Mortgage RB (INS-AMBAC) (b)	6.25%	01/05/16	570	578,322
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/36	9,200	9,697,904
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB (d)(e)	5.25%	02/15/16	1,080	1,117,573
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,625	4,164,436
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,360	1,566,421
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (g)	5.00%	09/01/46	1,895	2,001,215
Series 2014, RB (g)	5.25%	09/01/34	1,105	1,218,097
Series 2014, RB (g)	5.25%	09/01/40	1,580	1,707,300
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,125	2,178,869
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (g)	5.00%	07/01/40	6,405	6,757,595
Series 2013 A, Private Activity RB (g)	5.00%	07/01/48	730	766,609
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,535	1,646,871
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	4,265	4,538,088
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (b)	7.00%	08/15/15	345	348,740
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/38	2,000	2,271,800
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	5.88%	01/01/24	1,500	1,724,430
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (f)	5.75%	09/01/42	500	521,180
				42,805,450

Iowa–0.66%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (c)(k)	5.00%	06/01/25	975	1,105,894
Series 2009 A, Special Obligation RB (c)(k)	5.00%	06/01/26	730	828,003
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	2,500	2,570,674
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (INS-AGC) (b)	5.25%	08/15/29	1,500	1,684,200
				6,188,771

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–1.28%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/23	$1,250	$1,438,463
Series 2009 C, Hospital RB	5.50%	11/15/29	335	383,414
Series 2009 C, Hospital RB (c)	5.75%	11/15/38	3,400	3,897,726
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	2,000	2,319,140
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,636,620
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/44	2,080	2,293,595
				11,968,958

Kentucky–2.75%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	2,000	2,128,840
Subseries 2008 A-1, RB (INS-AGC) (b)	6.00%	12/01/42	1,000	1,065,440
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.38%	06/01/40	1,950	2,213,913
Series 2010 A, Hospital RB	6.50%	03/01/45	4,550	5,184,088
Series 2010 B, Ref. Hospital RB	6.38%	03/01/40	1,985	2,253,412
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	2,110	2,394,196
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	2,370	2,683,930
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/49	1,000	1,125,950
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	5,405	5,578,338
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,120,850
				25,748,957

Louisiana–2.60%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (b)	5.25%	10/01/30	550	622,727
Series 2010, RB (INS-AGM) (b)	5.50%	10/01/35	960	1,093,670
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	1,360	476,150
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,450	1,480,914
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (d)(e)	5.50%	05/15/26	2,000	2,562,520
Louisiana Citizens Property Insurance Corp.; Series 2006 B, Assessment RB (INS-AMBAC) (b)	5.00%	06/01/20	1,000	1,043,710
Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	2,650	3,056,960
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/44	940	1,026,095
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/22	1,750	1,913,957
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	4,125	4,349,111
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	1,085	1,216,708
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	2,065	2,353,522
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,735	1,935,861
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	1,085	1,231,638
				24,363,543

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–0.76%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	$505	$520,226
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	798,167
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	2,715	2,839,836
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,815	1,953,103
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	930	1,015,448
				7,126,780

Massachusetts–1.66%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,265,571
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,800	3,031,756
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	1,230	1,382,692
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	275	320,078
Series 2011 I, RB	7.25%	01/01/32	1,050	1,255,034
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (c)	5.00%	10/15/35	6,450	7,285,404
				15,540,535

Michigan–1.85%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	750	824,085
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/44	1,585	1,660,002
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/33	2,000	2,195,820
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/33	790	854,053
Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/28	2,000	2,245,860
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/29	790	864,797
Michigan (State of) Finance Authority (Midmichigan Health); Series 2014, Ref. Hospital RB	5.00%	06/01/39	2,885	3,125,176
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS-NATL) (b)	6.95%	09/01/22	1,000	1,298,950
Oakland University; Series 2012, General RB	5.00%	03/01/42	3,000	3,260,970
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/25	870	962,386
				17,292,099

Minnesota–0.55%

Chaska (City of); Series 2000 A, Electric RB	6.10%	10/01/30	10	10,044
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	2,850	3,294,942
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,600	1,857,936
				5,162,922

Missouri–1.44%

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.50%	06/01/29	500	562,115
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	500	505,550
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	1,175	1,381,612
Series 2011 A, Ref. RB	5.50%	09/01/25	305	356,707
Series 2011 A, Ref. RB	5.50%	09/01/27	1,375	1,583,491
Series 2011 A, Ref. RB	5.50%	09/01/28	2,380	2,699,991
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	380	392,152
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,325	1,423,752
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist Medical Center); Series 1989, Health Facilities RB (d)	7.63%	07/01/18	600	613,956

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (d)(e)	5.00%	01/01/16	$1,000	$1,027,720
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	825	833,143
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	615	641,667
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,450	1,503,128
				13,524,984

Nebraska–2.14%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	5,500	6,057,644
Series 2012, Gas RB	5.00%	09/01/42	2,000	2,142,960
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/44	1,000	1,067,300
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.13%	04/01/29	1,000	1,121,400
Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.38%	04/01/39	1,000	1,126,960
Nebraska (State of) Public Power District; Series 2007 B, RB (d)(e)	5.00%	07/01/17	1,260	1,370,086
Series 2007 B, RB (INS-BHAC) (b)	5.00%	01/01/37	740	791,164
Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/36	5,775	6,357,236
				20,034,750

Nevada–1.39%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	500	557,705
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (b)	5.25%	07/01/39	1,000	1,120,810
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	290	300,194
Las Vegas Valley Water District; Series 2012 B, Limited Tax GO Bonds	5.00%	06/01/42	3,000	3,302,880
Nevada (State of) (Municipal Bond Bank - R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/23	1,500	1,506,000
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	06/01/26	1,600	1,761,248
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB (d)(e)	5.25%	06/01/17	4,250	4,478,097
				13,026,934

New Hampshire–0.11%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (b)	5.13%	01/01/30	1,000	1,061,440

New Jersey–6.96%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	440	490,222
Series 2010 A, RB	5.88%	06/01/42	2,100	2,328,711
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.00%	01/01/28	1,000	1,113,160
Series 2013, Private Activity RB (g)	5.38%	01/01/43	1,000	1,092,240
Series 2013, Private Activity RB (g)	5.50%	01/01/27	1,200	1,389,684
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	28,335	31,856,190
Series 2007 U, School Facilities RB (INS-AGM) (b)(c)	5.00%	09/01/32	3,000	3,228,480
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	4,300	4,715,853
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (b)	5.00%	12/01/19	2,000	2,007,620
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (g)	5.00%	12/01/23	1,500	1,681,620
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	7,090	6,861,206
Series 2007 1A, Asset-Backed RB	4.75%	06/01/34	1,330	1,021,693
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	5,085	4,352,912
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	4,035	3,103,117
				65,242,708

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–1.03%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (e)	5.20%	06/01/20	$1,000	$1,116,320
Series 2010 C, Ref. PCR	5.90%	06/01/40	3,250	3,608,443
Jicarilla Apache Nation; Series 2003 A, RB (f)	5.00%	09/01/18	1,230	1,230,123
Series 2003 A, RB (f)	5.50%	09/01/23	1,250	1,249,550
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/32	2,100	2,443,392
				9,647,828

New York–17.08%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/40	2,150	2,513,006
Series 2009, PILOT RB	6.38%	07/15/43	900	1,054,314
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	2,530	2,338,175
Long Island Power Authority; Series 2011 A, Electric System General RB (INS-AGM) (b)	5.00%	05/01/36	1,045	1,155,812
Series 2014 A, Ref. RB	5.00%	09/01/44	4,130	4,499,965
Metropolitan Transportation Authority; Series 2013 A, RB	5.00%	11/15/38	2,325	2,568,869
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/32	1,500	1,505,580
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/49	1,500	1,489,965
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/49	1,081	54,178
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS-NATL) (b)(g)	5.75%	12/01/25	3,000	3,008,910
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,700	3,169,584
New York & New Jersey (States of) Port Authority; One Hundred Fifty-Second Series 2008, Consolidated RB (c)(g)	5.00%	11/01/28	6,300	6,709,878
One Hundred Forty-Fourth Series 2006, Consolidated RB (c)	5.00%	10/01/35	21,900	23,007,702
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	10,500	12,016,095
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/45	7,335	8,052,510
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	1,800	2,006,172
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/28	935	1,056,784
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/29	745	840,524
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/30	745	839,310
New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (c)	5.00%	04/01/26	2,850	3,198,213
New York (City of); Series 2009 H-1, Unlimited Tax GO Bonds	5.00%	03/01/16	1,500	1,553,280
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,200	1,347,960
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/27	1,440	1,606,622
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/28	1,440	1,606,622
Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/26	7,200	7,885,440
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/28	600	761,682
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/29	505	645,471
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (c)	5.00%	07/01/35	6,085	6,367,283
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	4,125	4,715,948
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (b)	5.00%	08/01/29	1,995	2,002,661
New York (State of) Dormitory Authority; Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	2,195	2,262,912
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	9,400	10,517,002
Series 2014 C, Personal Income Tax RB (c)	5.00%	03/15/40	6,985	7,825,226

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	$940	$1,064,409
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/26	2,400	2,712,480
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/27	2,650	2,989,200
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/28	2,600	2,928,614
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	6,855	7,813,192
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/31	2,400	2,792,784
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/44	6,745	6,908,364
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	2,360	2,600,791
				159,993,489

North Carolina–2.12%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (c)	5.00%	06/01/39	3,915	4,332,143
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/54	1,560	1,643,320
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	5,165	5,780,824
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	855	875,554
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS-AGC) (b)	5.13%	01/01/24	1,355	1,479,267
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/36	1,875	2,085,656
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/41	3,320	3,663,985
				19,860,749

North Dakota–0.17%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,500	1,581,765

Ohio–6.32%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	500	540,945
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,750	4,116,563
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/33	2,400	2,616,336
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/39	1,770	1,955,177
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/34	1,410	1,513,381
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	400	410,560
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	3,310	3,675,623
Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/41	1,500	1,655,535
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/32	3,250	3,580,493
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	960	1,124,832
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/24	4,900	5,335,512
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	4,525	4,926,865
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	4,575	4,981,626
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	2,000	2,388,200
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/41	1,625	1,718,714
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(g)	5.00%	12/31/39	1,020	1,109,240
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (e)	5.80%	12/01/19	1,000	1,106,340
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/20	1,500	1,722,840
Series 2009 C, Ref. PCR	5.63%	06/01/18	5,100	5,632,899

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	$2,055	$2,243,813
Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,065	1,162,852
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.25%	02/15/33	3,000	3,428,190
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (e)	5.88%	06/01/16	2,140	2,237,263
				59,183,799

Oklahoma–0.42%

McAlester (City of) Public Works Authority; Series 2002, Utility System CAB RB (INS-AGM) (b)(h)	0.00%	02/01/31	1,000	610,370
Series 2002, Utility System CAB RB (INS-AGM) (b)(h)	0.00%	02/01/34	3,970	2,156,583
Tulsa (City of) Airports Improvement Trust; Series 2000 A, General RB (d)(g)	6.00%	06/01/20	1,070	1,189,412
				3,956,365

Oregon–0.10%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (d)(e)	5.25%	04/01/19	315	361,888
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/33	535	591,951
				953,839

Pennsylvania–1.51%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,450	1,605,078
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,700	2,942,568
Pennsylvania (State of) Turnpike Commission; Subseries 2010 B-2, Sub. Conv. CAB RB (l)	5.75%	12/01/28	3,600	3,911,472
Subseries 2010 B-2, Sub. Conv. CAB RB (l)	6.00%	12/01/34	2,200	2,376,220
Subseries 2014 A-2, Sub. Conv. CAB RB (l)	5.13%	12/01/39	2,500	1,706,625
Philadelphia (City of) (1975 General Ordinance); Eighteenth Series 2004, Gas Works RB (INS-AGC) (b)	5.25%	08/01/20	1,000	1,003,930
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	02/01/31	500	558,915
				14,104,808

Puerto Rico–0.32%

Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	3,600	3,035,304

Rhode Island–0.91%

Rhode Island Economic Development Corp.; Series 2005 C, Ref. Airport RB (INS-NATL) (b)	5.00%	07/01/28	3,000	3,004,380
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/50	5,385	5,508,424
				8,512,804

South Carolina–3.95%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (c)(d)(e)	5.25%	12/01/15	12,500	12,815,875
Series 2005, Installment Purchase RB (c)(d)(e)	5.25%	12/01/15	7,500	7,689,525
Dorchester County School District No. 2 (Growth); Series 2006, Installment Purchase RB (d)(e)	5.00%	12/01/16	4,000	4,269,200
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (b)	5.75%	01/01/34	1,590	1,858,042
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.38%	02/01/29	1,000	1,099,500
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/38	1,000	1,118,550
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	2,000	2,250,580
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/32	517	526,988
Series 2012, Ref. RB	6.00%	11/15/47	113	110,929
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/47	221	22,019
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/47	76	7,593

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/33	$4,650	$5,232,971
				37,001,772

South Dakota–0.12%

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (d)(e)	5.50%	08/01/18	1,000	1,134,980

Tennessee–1.09%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	1,750	1,756,038
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,650	2,767,845
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (b)	5.25%	11/01/30	525	609,215
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/27	4,700	5,121,919
				10,255,017

Texas–19.14%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (g)	4.85%	04/01/21	2,025	2,066,958
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	1,000	1,097,120
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	2,400	2,681,304
Series 2013 A, Ref. Water & Wastewater System RB	5.00%	11/15/43	1,000	1,110,030
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2007, Ref. RB	5.00%	07/01/33	735	753,199
Series 2007, Ref. RB	5.00%	07/01/37	580	593,769
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,650	1,820,395
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	2,925	3,282,376
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	100	100,403
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/34	7,000	7,755,440
Series 2013 A, Joint Improvement RB (g)	5.00%	11/01/30	2,250	2,471,962
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)	5.00%	08/15/28	2,000	2,205,880
Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/37	8,100	8,880,840
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/42	1,500	1,657,995
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/36	1,695	1,913,180
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/27	1,930	2,198,907
Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/28	1,500	1,705,680
Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/32	1,500	1,697,460
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/18	1,050	1,266,353
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,650	1,818,085
Houston (City of); Series 2002 A, Sub. Lien Airport System RB (INS-AGM) (b)(g)	5.13%	07/01/32	1,365	1,369,491
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/36	12,850	13,914,879
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/31	1,920	2,189,722
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	9,080	10,230,164
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	02/01/37	5,230	5,531,039
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,250	1,357,075
Lower Colorado River Authority; Series 2012-A, Ref. RB (d)(e)	5.00%	05/15/22	5	6,005
Series 2012-A, Ref. RB (d)(e)	5.00%	05/15/22	5	6,005
Series 2012-A, Ref. RB	5.00%	05/15/33	2,875	3,161,724
Series 2012-A, Ref. RB	5.00%	05/15/36	3,795	4,161,142

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/19	$1,450	$1,703,416
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (b)	5.00%	04/01/46	1,000	1,069,850
North Texas Tollway Authority; Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,540	1,679,324
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,360	1,506,744
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,000	1,111,940
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(h)	0.00%	01/01/28	4,100	2,452,169
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/18	3,650	4,078,510
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/36	4,470	5,259,179
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	3,310	3,667,214
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/32	485	532,200
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/37	525	569,137
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	225	225,826
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,029,900
Series 2007, Retirement Facility RB	5.75%	11/15/37	695	711,027
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,000	5,269,800
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	400	409,416
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (d)(e)	6.50%	01/01/19	205	241,586
Series 2008, Ref. RB (INS-AGC) (b)	6.50%	07/01/37	795	907,302
Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	4,200	4,783,800
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2007 B, Ref. Hospital RB (INS-AGM) (b)	5.00%	12/01/30	925	984,774
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/36	4,405	1,745,922
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/37	5,745	2,104,451
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)	5.00%	04/01/28	7,615	8,416,403
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	3,505	3,777,093
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	1,000	1,139,650
Series 2009 A, Financing System RB	5.00%	05/15/29	3,000	3,408,900
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	6,890	8,361,911
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/28	3,085	3,421,820
Series 2012, Gas Supply RB	5.00%	12/15/29	3,975	4,381,126
Series 2012, Gas Supply RB	5.00%	12/15/31	4,515	4,929,296
Series 2012, Gas Supply RB	5.00%	12/15/32	1,495	1,615,766
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,820	3,335,919
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/38	1,850	2,289,671
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	540	561,454
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (b)(c)	5.00%	02/15/33	2,400	2,609,856
				179,296,934

Utah–0.34%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	730	754,010
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (c)(d)(e)	5.00%	06/15/18	2,200	2,455,112
				3,209,122

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–0.39%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	$3,225	$3,613,516

Virginia–1.21%

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (g)	5.50%	01/01/42	4,490	4,890,418
Series 2012, Sr. Lien RB (g)	6.00%	01/01/37	1,235	1,424,375
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/34	4,270	4,537,900
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	460	479,025
				11,331,718

Washington–4.90%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS-NATL) (b)(h)	0.00%	02/01/25	9,850	7,407,889
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/26	975	1,133,867
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,250	1,269,650
Series 2008, RB	6.75%	01/01/38	3,000	3,057,900
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	3,780	4,294,986
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/33	2,050	2,313,774
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/41	585	649,882
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	3,630	3,860,687
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (INS-AGM) (b)	5.50%	08/15/38	4,000	4,374,360
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (d)(e)	7.38%	03/01/19	2,000	2,447,620
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/21	1,325	1,662,491
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/37	1,000	1,063,020
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/27	2,000	2,107,440
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/32	3,250	3,615,137
Washington (State of); Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/18	1,275	1,370,243
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(h)	0.00%	12/01/29	2,120	1,348,193
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/29	1,710	1,934,386
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/30	1,795	2,028,835
				45,940,360

West Virginia–1.00%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (g)	5.50%	10/15/37	1,750	1,840,965
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	500	514,160
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	897,998
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	1,400	1,496,096
Series 2008, RB	6.25%	10/01/23	1,450	1,531,664
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,400	1,551,242
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,405	1,550,038
				9,382,163

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–1.73%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (d)	5.50%	12/15/20	$1,500	$1,805,670
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (g)	5.38%	11/01/21	600	647,862
Series 2007 B, Collateralized Utility RB (g)	5.75%	11/01/37	535	576,655
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (e)	5.13%	08/15/16	500	526,290
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	3,000	3,212,940
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/32	1,600	1,743,728
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Inc. Obligation Group); Series 2015, Ref. RB	5.00%	08/15/39	1,565	1,700,216
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/19	1,990	2,376,657
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(g)	5.30%	09/01/23	959	1,000,774
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/35	1,110	1,090,586
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,320	1,513,446
				16,194,824

Wyoming–0.30%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (g)	5.60%	12/01/35	1,000	1,020,850
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,600	1,820,240
				2,841,090
TOTAL INVESTMENTS(m)–167.12% (Cost $1,453,928,425)				1,565,821,233
FLOATING RATE NOTE OBLIGATIONS–(29.54)%
Notes with interest and fee rates ranging from 0.61% to 0.95% at 05/31/2015 and contractual maturities of collateral ranging from 09/01/23 to 10/01/52 (See Note 1D)(n)				(276,820,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.23)%				(367,571,038)
OTHER ASSETS LESS LIABILITIES–1.65%				15,500,709
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$936,930,904

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.

AGC	—Assured Guaranty Corp.

AGM	—Assured Guaranty Municipal Corp.

AMBAC	—American Municipal Bond Assurance Corp.

BHAC	—Berkshire Hathaway Assurance Corp.

CAB	—Capital Appreciation Bonds

CEP	—Credit Enhancement Provider

Conv.	—Convertible

COP	—Certificates of Participation

CR	—Custodial Receipts

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

INS	—Insurer

Jr.	—Junior

MFH	—Multi-Family Housing

NATL	—National Public Finance Guarantee Corp.

PCR	—Pollution Control Revenue Bonds

PILOT	—Payment-in-Lieu-of-Tax

RAB	—Revenue Anticipation Bonds

RB	—Revenue Bonds

Ref.	—Refunding

Sec.	—Secured

SGI	—Syncora Guarantee, Inc.

Sr.	—Senior

Sub.	—Subordinated

TEMPS	—Tax-Exempt Mandatory Paydown Securities

Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $28,429,498, which represented 3.03% of the Trust’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2015 was $794,681, which represented less than 1% of the Trust’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(k)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,150,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	7.9%
Assured Guaranty Corp.	6.8
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2015. At May 31, 2015, the Trust’s investments with a value of $483,288,348 are held by TOB Trusts and serve as collateral for the $276,820,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Trust expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Trust, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Trust’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Opportunity Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2015 was $28,795,962 and $32,175,232, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$115,599,223
Aggregate unrealized (depreciation) of investment securities	(6,273,311)
Net unrealized appreciation of investment securities	$109,325,912

Cost of investments for tax purposes is $1,456,495,321.

Invesco Municipal Opportunity Trust

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Municipal Opportunity Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.